Trade and other payables - Payments due to vendors (Detail) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Within one year	£ 40.0	£ 85.6
Payments due to vendors, Non-current	133.1	111.1
Payments due to vendors	173.1	196.7
Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Within one year	40.0	85.6
Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Non-current	46.2	24.0
Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Non-current	48.2	35.7
Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Non-current	17.5	51.4
Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Non-current	10.8	0.0
Over 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Non-current	£ 10.4	£ 0.0